Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2017
Convertible bonds [Abstract]
Schedule of convertible bonds
	December 31,
	2016	2017
	RMB	RMB

Convertible bonds, current
2019 Convertible Senior Notes	2,773,925	-
Less: issuance cost	(5,456)	-
	2,768,469	-

Convertible bonds, non-current
2019 Convertible Senior Notes	-	6,536